Financial risk management - Credit risk exposures per credit grade of off-balance items (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 230,453,157	₩ 223,715,371
Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	204,799,075	199,702,493
Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	25,648,219	23,909,615
Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	5,863	103,263
Guarantee contracts
Disclosure of internal credit grades [line items]
Credit risk exposures	18,374,287	18,226,546
Guarantee contracts | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	17,691,060	17,577,574
Guarantee contracts | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	681,516	550,559
Guarantee contracts | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	1,711	98,413
Guarantee contracts | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	15,626,203	14,649,149
Guarantee contracts | Grade 1 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	15,112,974	14,262,990
Guarantee contracts | Grade 1 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	513,229	386,159
Guarantee contracts | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	2,746,373	3,478,984
Guarantee contracts | Grade 2 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	2,578,086	3,314,584
Guarantee contracts | Grade 2 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	168,287	164,400
Guarantee contracts | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	1,711	98,413
Guarantee contracts | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	1,711	98,413
Loan commitment and other credit line
Disclosure of internal credit grades [line items]
Credit risk exposures	212,078,870	205,488,825
Loan commitment and other credit line | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	201,425,775	196,184,602
Loan commitment and other credit line | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	10,648,943	9,299,373
Loan commitment and other credit line | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	4,152	4,850
Loan commitment and other credit line | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	189,172,872	185,053,344
Loan commitment and other credit line | Grade 1 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	181,662,271	178,765,686
Loan commitment and other credit line | Grade 1 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	7,510,601	6,287,658
Loan commitment and other credit line | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	22,901,846	20,430,631
Loan commitment and other credit line | Grade 2 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	19,763,504	17,418,916
Loan commitment and other credit line | Grade 2 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	3,138,342	3,011,715
Loan commitment and other credit line | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	4,152	4,850
Loan commitment and other credit line | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 4,152	₩ 4,850